Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Basis of Accounting	Basis of Accounting The accounting records of the Plan are maintained on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (GAAP).
Valuation of Investments and Income Recognition

Valuation of Investments and Income Recognition

Investments held by the Plan are stated at fair value, which is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). See Note 4 for further discussion and disclosures related to fair value measurements. The Plan also held certain investments recorded at contract value.

Within one separate account, the Plan is the only investor. This is referred to as a “Separate-Separate Account”. The Separate-Separate Account is the Principal Select Stable Value Separate Account (PSSVSA).

Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

The presentation of investments within the Statement of Net Assets Available for Benefits as of December 31, 2025 and 2024 was modified to consolidate presentation to a single balance under ASC 960 during the current period.

Notes Receivable From Participants

Notes Receivable From Participants

The notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when earned.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Risks and Uncertainties

Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market volatility, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.